Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (22,663)	$ (22,110)	$ (21,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	425	601	558
Stock-based compensation	2,660	3,080	3,426
Inventory write-off	303	1,227	574
Amortization of debt issuance cost	100	38
Realized gain from sale of marketable equity security, net of tax	(117)
Changes in assets and liabilities:
Accounts receivable	(100)	227	(183)
Inventories	(579)	(1,369)	(681)
Prepaid expenses and other assets	(2,056)	854	370
Accounts payable	265	285	(1,049)
Accrued liabilities	1,385	1,200	3,734
Contract research liability	217	29	(154)
Deferred revenue	(395)	1,729	(591)
Total adjustments	2,108	7,901	6,004
Net cash used in operating activities	(20,555)	(14,209)	(15,448)
Cash flows from investing activities
Purchases of property and equipment	(225)	(204)	(69)
Purchases of available-for-sale securities	(34,318)	(31,823)	(20,403)
Proceeds from maturities of available-for-sale securities	40,619	16,294	21,580
Proceeds from sales of short-term investment	178
Net cash provided by (used in) investing activities	6,254	(15,733)	1,108
Cash flows from financing activities
Payments on equipment financing obligations	(21)	(17)	(9)
Net proceeds from issuances of common stock upon exercise of stock options, and purchases of ESPP shares	1,175	399	315
Net proceeds from issuances of common stock in connection with equity financings	14,290	4,618	10,675
Payment of additional issuance cost for long-term debt	(240)
Net proceeds from issuance of long-term debt		19,786
Net cash provided by financing activities	15,204	24,786	10,981
Net increase (decrease) in cash and cash equivalents	903	(5,156)	(3,359)
Cash and cash equivalents at beginning of year	2,680	7,836	11,195
Cash and cash equivalents at end of year	3,583	2,680	7,836
Supplemental disclosure of cash flow information
Cash paid for interest	$ 1,595	$ 691	$ 6